Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Disclosure Supplemental Cash Flow Information Additional Information [Abstract]
Cash paid for interest, net of capitalized interest	$ 301	$ 347	$ 358
Cash (paid) received, net for income taxes	$ (4)	$ (4)	$ 9